OCAST Grant	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
OCAST Grant

Note 3 – OCAST Grant

The Oklahoma Center for the Advancement of Science and Technology approved the Company’s application for funding of a matching grant titled 800 Million Voxels Volumetric Display, on November 19, 2008.  The two-year matching grant, totaling $299,932, had a start date of January 1, 2009.  The Company received approval for our no cost extension request for the first year of the contract. With the new modification, the first year ended on August 31, 2010.  The award is for a maximum of $149,940 for 2009 and the remainder for 2011.  The Company earned 52,649 and $30,000 from the grant during the three-month periods ended March 31, 2012 and 2011, respectively and $270,473 from inception to date.  The Company received approval for our no cost extension request for the second year of the contract and, with the new modification, the second year ends on August 31, 2012.

During the three-month periods ended March 31, 2012 and 2011, the Company charged operations $4,890 and $8,456, respectively, pursuant to the direct costs incurred and for the use of the OU lab facilities in regard to the OCAST grant. At March 31, 2012, the Company owed the University $4,890 in direct costs.

Note 5 – OCAST Grant

The Oklahoma Center for the Advancement of Science and Technology approved the Company’s application for funding of a matching grant titled 800 Million Voxels Volumetric Display, on November 19, 2008.  The two-year matching grant, totaling $299,932, had a start date of January 1, 2009.  The Company received approval for our no cost extension request for the first year of the contract. With the new modification, the first year ended on August 31, 2010.  The award is for a maximum of $149,940 for 2009 and the remainder for 2011.  The Company earned $86,323 and $96,361 from the grant during the twelve-month periods ended December 31, 2011 and 2010, respectively and $217,824 from inception to date.  The Company received approval for our no cost extension request for the second year of the contract and, with the new modification, the second year ends on February 28, 2012.

During the years ended December 31, 2011 and 2010, the Company charged operations $37,363 and $43,884, respectively, pursuant to the direct costs incurred and for the use of the OU lab facilities in regard to the OCAST grant. At December 31, 2011, the Company owed the University $7,686 in direct costs.